Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a)     Basis of Presentation

The accompanying consolidated financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America.  While the Trust is not registered, and is not required to be registered as an investment company under the Investment Company Act of 1940, as amended, it meets the definition of an investment company within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, and follows the accounting and reporting guidance therein.

Consolidation, Policy [Policy Text Block]
(b)    Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Trust, its wholly-owned subsidiaries: the LLC through the Termination Date (see Note (1) above), the OASIS Centurion Investment Mgmt Series, OASIS Turing Wheel Capital Series, and OASIS Claughton Capital Series.  The consolidated financial statements also include the controlling and majority equity interest in the OASIS Revolution Capital Mgmt Series, OASIS PGR Capital Series and OASIS ROW Asset Mgmt Series.  Interests in such series of RJ OASIS not wholly-owned by the Trust are shown as non-controlling interests.  All material intercompany transactions have been eliminated upon consolidation.

Revenue Recognition, Policy [Policy Text Block]
(c)    Revenue Recognition

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on their trade date.  All such transactions are recorded on a mark-to-market basis and measured at fair value daily.  Unrealized gains on open contracts reflected in the consolidated statements of financial condition represent the difference between original contract amount and fair value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the reporting period or as of the last date of the consolidated financial statements.  As the broker has the right of offset, the Trust presents unrealized gains and losses on open futures contracts (the difference between contract trade price and quoted market price) as a net amount in the consolidated statements of financial condition.  Any change in net unrealized gain or loss on futures and forward contracts from the preceding period is reported in the consolidated statements of operations.  Gains or losses are realized when contracts are liquidated.

The Trust may write (sell) and purchase exchange listed options on commodities or financial instruments.  An option is a contract allowing, but not requiring, its holder to buy (call) or sell (put) a specific or standard commodity or financial instrument at a specified price during a specified time period.  The option premium is the total price paid or received for the option contract.  When the Trust writes an option, the premium received is recorded as a liability in the statement of financial condition and measured at fair value daily.  When the Trust purchases an option, the premium paid is recorded as an asset in the consolidated statements of financial condition and measured at fair value daily.  Realized gains (losses) and changes in unrealized gains (losses) on options contracts are included in the consolidated statements of operations.  When a written option expires or the Trust enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of realized gain (loss) on closed positions.  When a purchased option is exercised, the proceeds on the sale of an underlying instrument (for a purchased put option), or the purchase cost of an underlying instrument (for a purchased call option) is adjusted by the amount of the premium paid.

For each series of RJ OASIS in which the Trust invests, that portion of the Trust’s net assets are deposited into an account of the relevant Trading Company held at RJO,  the clearing broker and currency dealer for each Trading Company.  For U.S. dollar deposits, 100% of interest earned on the series’ assets, calculated by the average four-week Treasury bill rate, is paid to the series.  For non-U.S. dollar deposits, the current rate of interest is equal to a rate of one-month LIBOR less 100 basis points.  Any amounts received by RJO in excess of amounts paid to the series are retained by RJO.  On October 6, 2010, the Managing Owner appointed RJO Investment Management LLC (“RJOIM”), an affiliate of the Managing Owner, to manage the Trust’s cash deposited with Wells Fargo Bank, N.A. (“Wells”).  As of December 31, 2015, Wells held approximately $1,450,000 of the Trust’s assets.  To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited.

Fixed income securities are recorded at fair value, with changes in fair value recorded in the statement of operations as unrealized gain (loss) on fixed income securities.  Realized gains (losses) from liquidation of fixed income securities are determined on first-in, first-out (FIFO) basis.  Premiums and discounts on securities purchased are amortized over the lives of the respective instruments.  Interest income is recognized on the accrual basis.

Organization Offering and Related Costs [Policy Text Block]	(d) Ongoing Offering Costs Ongoing offering costs, subject to a ceiling of 0.50% of the Trust’s average month-end net assets, are paid by the Trust and accrued monthly.
Foreign Currency Transactions and Translations Policy [Policy Text Block]
(e)   Foreign Currency Transactions

Trading accounts in foreign currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuation in currency rates.  Foreign currencies are translated into U.S. dollars for closed positions at an average exchange rate for the year, while year-end balances are translated at the year-end currency rates.  The impact of the translation is reflected in the consolidated statements of operations.

Use of Estimates, Policy [Policy Text Block]
(f)   Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(g)   Valuation of Assets Held at Refco Capital Markets, Ltd.

The Trust recorded an impairment charge against its assets held at REFCO, LTD at December 31, 2005, based on management’s estimate of fair value at that time.  Subsequent recoveries from REFCO, LTD were credited against the then book value of the claim.  On June 28, 2007, the Trust’s cumulative recoveries from REFCO, LTD exceeded the book value of the impaired assets held at REFCO, LTD, which resulted in no remaining book value for those assets.  All recoveries in excess of the book value of the impaired assets have been recorded as “Collections in excess of impaired value” on the Trust’s consolidated statements of operations.  As part of the winding down of the LLC, US Bank, as Manager of the LLC, has taken into full account the LLC’s liabilities and assets, and has made payment and otherwise provided for all remaining LLC’s debits and liabilities.  See Note (6) for further details.

New Accounting Pronouncements, Policy [Policy Text Block]
(h)   Recent Pronouncements

On May 28, 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers.  The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective.  The standard permits the use of either the retrospective or cumulative effect transition method.  In July 2015, the FASB voted to delay the effective date of this ASU by one year.  The ASU will now be effective commencing with the Trust’s quarter ending March 31, 2018.  Early adoption of this ASU is allowed no sooner than the original effective date.  The Trust has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern: Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued.  This ASU also requires management to disclose certain information depending on the results of the going concern evaluation.  The provisions of this ASU are effective for annual periods ending after December 15, 2016, and for interim and annual periods thereafter.  Early adoption is permitted.  This amendment is applicable to the Trust beginning in the first quarter of fiscal year 2017.  The adoption of this standard is not expected to have a material impact on the consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis.  ASU 2015-02 amends the consolidation considerations when evaluating certain limited partnerships, variable interest entities and investment funds.  The ASU is effective for the Trust in the first quarter of 2016 and early adoption is permitted.  The guidance also requires retrospective or modified retrospective application to all prior periods presented.  The Trust does not expect adoption of this ASU to have a material impact on its consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient.  ASU 2015-07 is effective for the Trust in the first quarter of 2016, with early adoption permitted.  The guidance also requires retrospective application to all prior periods presented.  The Trust does not expect adoption of this ASU to have a material impact on its consolidated financial statements.